Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2016	2017
	HK$	HK$	HK$

Current tax
- Hong Kong	62	81	144
- PRC	-	118	-
- Other countries	232	1,042	380
	294	1,241	524

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2016	2017
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	(4,349)	(69)	(208)
Current tax in other jurisdictions	232	1,160	380
Effect of income not chargeable for tax purpose	(90)	(152)	(2,732)
Effect of expenses not deductible for tax purpose	4,401	-	1,289
Tax effect of unused tax losses not recognized	-	221	1,795
Under provision in previous years	100	81	-
	294	1,241	524